OTHER INCOME (EXPENSE) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Interest income	$ 163	$ 269	$ 1,009
Interest expense	(71)	(154)	(134)
Noninterest Income	(9)	0	(21)
Other income (note 9)	$ 83	$ 115	$ 854